Share-Based Instruments - Part 1 (Details) - RSUs	6 Months Ended
	Jun. 30, 2019 DKK (kr) kr / shares	Jun. 30, 2018 DKK (kr) kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	218,902	168,044
Granted	15,431	10,489
Vested	(22,189)	(47,450)
Forfeited/Cancelled	(5,053)	(1,971)
Outstanding at end of period	207,091	129,112
Weighted average fair value of RSU granted | kr / shares	kr 1,154.35	kr 1,084.57
Treasury shares issued	kr 22,189	kr 47,450
Treasury shares	kr 163,921